Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2024
Certain risks and concentration
Schedule of financial data for VIEs on aggregated basis

	As of December 31,
	2023	2024
Assets
Cash and cash equivalents	1,024	1,340
Accounts receivable, net	2,338	3,726
Prepaid media costs	191	225
Amounts due from subsidiaries of the Company	7,972	8,013
Other current assets	918	945
Short-term investment	1,536	413
Other non-current assets	10	—
Total assets	13,989	14,662

Liabilities
Accounts payable	1,065	1,891
Deferred revenue	—	5
Lease liabilities	112	101
Bank borrowings	1,951	1,933
Income tax payable	433	427
Amounts due to subsidiaries of the Company	1,038	1,013
Accrued liabilities and other current liabilities	646	660
Deferred tax liabilities	26	—
Total liabilities	5,271	6,030

	For the years ended December 31,
	2022	2023	2024
Net revenues
From subsidiaries of the Company (Note)	601	2	—
From third parties	21,462	12,981	12,071
	22,063	12,983	12,071

Net loss (Note)	(1,367)	(216)	(116)

	For the years ended December 31,
	2022	2023	2024
Net cash (used in)/provided by operating activities
From subsidiaries of the Company	153	—	—
From third parties	(1,127)	(1,217)	974
	(974)	(1,217)	974

Net cash provided by/(used in) investing activities	—	146	(1,118)

Net cash (used in)/provided by financing activities
Receipts of advances from group companies	124	402	—
Repayments for advances from group companies	—	(22)	—
Other financing activities	(214)	300	—
	(90)	680	—

Note:

(a)Services from VIE and VIE’s subsidiaries to other group companies

The VIE and VIE’s subsidiaries provide online advertising service to other group companies. For the years ended December 31, 2022, 2023 and 2024, the intercompany online advertising service revenues recognized by VIE and VIE’s subsidiaries were US$291, US$2 and US$nil, respectively. These transactions are eliminated at the consolidation level.

The VIE and VIE’s subsidiaries also provide other marketing services to other group companies. For the years ended December 31, 2022, 2023 and 2024, the intercompany other marketing service revenues recognized by VIE and VIE’s subsidiaries were US$310, US$nil and US$nil, respectively. These transactions are eliminated at the consolidation level.

(b)Services from other group companies to VIE and VIE’s subsidiaries

WFOE as primary beneficiary and other subsidiaries of the Company provide online advertising service and SaaS services to VIE and VIE’s subsidiaries. For the years ended December 31, 2022, 2023 and 2024, the intercompany online advertising and SaaS service revenues from VIE and VIE’s subsidiaries recognized by WFOE as primary beneficiary and other subsidiaries of the Company were US$285, US$5 and US$nil, respectively. These transactions are eliminated at the consolidation level.

Schedule of estimated fair values of financial assets and liabilities

	Fair value measurements using
	Quoted
	prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs	Total fair
	(Level 1)	(Level 2)	(Level 3)	value
As of December 31, 2023
Short-term investment - wealth management	—	1,536	—	1,536
Short-term investments - listed equity securities	403	—	—	403
Other long-term investment - Available-for-sale debt investment	—	—	3,179	3,179
	403	1,536	3,179	5,118
As of December 31, 2024
Short-term investment - wealth management	—	414	—	414
Short-term investments - listed equity securities	313	—	—	313
	313	414	—	727

Summary of changes in Level 3 financial assets for debt investment-convertible note

	Available-for-sale debt investments
	For the years ended December 31,
	2023	2024
Balance at the beginning of year	3,000	3,179
Impairment on investments	—	(3,487)
Fair value changes	179	308
Balance at the end of year	3,179	—

Summary of changes In financial asset measured using Level 3 input on a non-recurring basis

	Other long-term equity investments
	For the years ended December 31,
	2023	2024
Balance at the beginning of year	2,970	—
Disposal during the year	(1,936)	—
Impairment on investments	(1,034)	—
Balance at the end of year	—	—